1
The Gabelli Utility Trust
Schedule of Investments — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 90.7%
ENERGY AND UTILITIES — 76.9%
Alternative Energy — 0.7%
100,000 Algonquin Power & Utilities Corp. ...... $ 514,000
2,950 Brookfield Renewable Corp. .......... 82,364
3,000 Clearway Energy Inc., Cl. C .......... 90,810
4,200 Eos Energy Enterprises Inc.† ......... 15,876
2,800 Landis+Gyr Group AG .............. 165,209
12,500 Ormat Technologies Inc. ............ 884,625
600 Orsted AS† ..................... 26,210
300 SolarEdge Technologies Inc.† ......... 4,854
6,000 Vestas Wind Systems A/S† .......... 82,543
34,800 XPLR Infrastructure LP ............. 330,600
2,197,091
Diversified Industrial — 1.2%
548 Alstom SA† ..................... 12,076
15,222 AZZ Inc. ........................ 1,272,712
17,000 Bouygues SA .................... 669,292
300 Chart Industries Inc.† .............. 43,308
10,000 General Electric Co. ................ 2,001,500
100 Sulzer AG ....................... 16,932
4,015,820
Electric Integrated — 41.7%
18,200 ALLETE Inc. ..................... 1,195,740
78,345 Alliant Energy Corp. ............... 5,041,501
17,150 Ameren Corp. .................... 1,721,860
49,950 American Electric Power Co. Inc. ...... 5,458,036
53,000 Avista Corp. ..................... 2,219,110
400 Badger Meter Inc. ................. 76,100
33,000 Black Hills Corp. .................. 2,001,450
8,470 CenterPoint Energy Inc. ............. 306,868
79,844 CMS Energy Corp. ................ 5,997,083
45,500 Dominion Energy Inc. .............. 2,551,185
16,800 DTE Energy Co. .................. 2,322,936
70,400 Duke Energy Corp. ................ 8,586,688
54,500 Edison International ............... 3,211,140
7,000 Emera Inc. ...................... 294,826
7,900 Entergy Corp. .................... 675,371
134,500 Evergy Inc. ...................... 9,273,775
120,900 Eversource Energy ................ 7,509,099
98,200 FirstEnergy Corp. ................. 3,969,244
20,000 Hawaiian Electric Industries Inc.† ...... 219,000
4,700 IDACORP Inc. .................... 546,234
56,700 MGE Energy Inc. .................. 5,270,832
183,900 NextEra Energy Inc. ................ 13,036,671
48,000 NiSource Inc. .................... 1,924,320
72,500 Northwestern Energy Group Inc. ....... 4,195,575
18,000 NRG Energy Inc. .................. 1,718,280
178,000 OGE Energy Corp. ................. 8,180,880
56,500 Otter Tail Corp. ................... 4,540,905
54,800 PG&E Corp. ..................... 941,464
Shares
Market
Value
1,100 Pinnacle West Capital Corp. .......... $ 104,775
58,450 Portland General Electric Co. ......... 2,606,870
22,240 PPL Corp. ...................... 803,086
31,673 Public Service Enterprise Group Inc. .... 2,606,688
1,989 Sempra ........................ 141,935
3,500 The Southern Co. ................. 321,825
82,950 TXNM Energy Inc. ................. 4,436,166
17,000 Unitil Corp. ...................... 980,730
117,670 WEC Energy Group Inc. ............. 12,823,677
137,900 Xcel Energy Inc. .................. 9,761,941
137,573,866
Electric Transmission and Distribution — 3.6%
29,000 Consolidated Edison Inc. ............ 3,207,110
19,000 Constellation Energy Corp. ........... 3,830,970
65,800 Exelon Corp. ..................... 3,032,064
100,000 Iberdrola SA ..................... 1,615,462
300 The Timken Co. ................... 21,561
11,707,167
Environmental Services — 0.3%
800 Fluidra SA ...................... 18,737
500 Tetra Tech Inc. ................... 14,625
27,712 Veolia Environnement SA ............ 951,388
984,750
Equipment and Supplies — 1.4%
5,000 Capstone Green Energy Corp.† ........ 3,750
1,396 Graham Corp.† ................... 40,233
19,500 Innovex International Inc.† ........... 350,220
10,000 MDU Resources Group Inc. .......... 169,100
48,500 Mueller Industries Inc. .............. 3,692,790
103 Tidewater Inc.† ................... 4,354
1,050 Valmont Industries Inc. ............. 299,638
4,560,085
Global Utilities — 2.8%
8,000 Chubu Electric Power Co. Inc. ........ 86,566
7,595 EDP SA ........................ 25,557
115,000 Electric Power Development Co. Ltd. .... 1,941,329
33,000 Endesa SA ...................... 874,231
300,000 Enel SpA ....................... 2,431,952
560,000 Hera SpA ....................... 2,422,112
15,000 Hokkaido Electric Power Co. Inc. ...... 76,125
13,000 Hokuriku Electric Power Co. .......... 72,294
220,000 Huaneng Power International Inc., Cl. H .. 127,508
38,000 Korea Electric Power Corp., ADR† ...... 281,580
22,000 Kyushu Electric Power Co. Inc. ........ 191,486
15,000 Shikoku Electric Power Co. Inc. ....... 115,758
9,000 The Chugoku Electric Power Co. Inc. .... 51,604
25,000 The Kansai Electric Power Co. Inc. ..... 295,436
11,000 Tohoku Electric Power Co. Inc. ........ 75,685
9,069,223

The Gabelli Utility Trust
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
ENERGY AND UTILITIES (Continued)
Merchant Energy — 0.9%
244,000 The AES Corp. ................... $ 3,030,480
Natural Gas Integrated — 8.4%
8,000 DT Midstream Inc. ................ 771,840
85,000 Energy Transfer LP ................ 1,580,150
103,000 Kinder Morgan Inc. ................ 2,938,590
104,682 National Fuel Gas Co. .............. 8,289,768
141,000 ONEOK Inc. ..................... 13,990,020
27,570,368
Natural Gas Utilities — 7.6%
24,000 Atmos Energy Corp. ............... 3,709,920
200 Cheniere Energy Inc. ............... 46,280
9,000 Chesapeake Utilities Corp. ........... 1,155,870
12,800 Engie SA ....................... 249,616
100,625 National Grid plc .................. 1,312,172
66,000 National Grid plc, ADR .............. 4,330,260
7,000 Northwest Natural Holding Co. ........ 299,040
30,300 ONE Gas Inc. .................... 2,290,377
55,000 RGC Resources Inc. ............... 1,147,850
129,615 Southwest Gas Holdings Inc. ......... 9,306,357
14,850 Spire Inc. ....................... 1,162,013
8,575 Venture Global Inc., Cl. A ............ 88,322
25,098,077
Natural Resources — 1.5%
55,642 Cameco Corp. .................... 2,290,225
30,000 Compania de Minas Buenaventura SAA,
ADR ......................... 468,900
16,500 Exxon Mobil Corp. ................ 1,962,345
2,000 Hess Corp. ...................... 319,460
5,040,930
Oil — 0.2%
4,500 Devon Energy Corp. ............... 168,300
20,000 PrairieSky Royalty Ltd. ............. 360,655
528,955
Services — 1.9%
21,200 ABB Ltd., ADR ................... 1,105,368
99,000 Enbridge Inc. .................... 4,386,690
33,588 Halliburton Co. ................... 852,128
1,263 Schlumberger NV ................. 52,793
681 TechnipFMC plc .................. 21,581
100 Weatherford International plc ......... 5,355
6,423,915
Water — 4.7%
26,000 American States Water Co. ........... 2,045,680
22,400 American Water Works Co. Inc. ....... 3,304,448
23,000 Artesian Resources Corp., Cl. A ....... 750,950
Shares
Market
Value
33,200 California Water Service Group ........ $ 1,608,872
26,000 Essential Utilities Inc. .............. 1,027,780
6,200 Middlesex Water Co. ............... 397,420
132,000 Severn Trent plc .................. 4,315,633
29,000 SJW Group ..................... 1,586,010
9,100 The York Water Co. ................ 315,588
4,100 Zurn Elkay Water Solutions Corp. ...... 135,218
15,487,599
TOTAL ENERGY AND UTILITIES ...... 253,288,326
COMMUNICATIONS — 9.9%
Cable and Satellite — 1.1%
4,000 Altice USA Inc., Cl. A† .............. 10,640
2,100 Charter Communications Inc., Cl. A† .... 773,913
20,900 Cogeco Inc. ..................... 921,950
20,000 EchoStar Corp., Cl. A† .............. 511,600
278,000 ITV plc ......................... 283,155
85,000 Liberty Latin America Ltd., Cl. A† ...... 538,050
5,947 Liberty Latin America Ltd., Cl. C† ...... 36,931
24,000 Rogers Communications Inc., Cl. B ..... 641,520
3,717,759
Communications Equipment — 0.1%
7,500 Furukawa Electric Co. Ltd. ........... 246,517
Telecommunications — 6.9%
35,000 AT&T Inc. ....................... 989,800
10,000 BCE Inc., New York ................ 229,600
2,000 BCE Inc., Toronto ................. 45,905
100,000 BT Group plc, Cl. A ................ 214,237
7,500 Cogeco Communications Inc. ......... 365,762
100,000 Deutsche Telekom AG .............. 3,700,209
60,000 Deutsche Telekom AG, ADR .......... 2,224,200
21,250 Eurotelesites AG† ................. 119,024
200 Hutchison Telecommunications Hong Kong
Holdings Ltd. .................. 25
83,000 Liberty Global Ltd., Cl. A† ........... 955,330
85,000 Liberty Global Ltd., Cl. C† ........... 1,017,450
1,750,000 Nippon Telegraph & Telephone Corp. .... 1,688,279
143,500 Orange Belgium SA† ............... 2,358,531
6,000 Orange SA, ADR .................. 77,580
59,000 Orascom Financial Holding SAE† ...... 520
10,000 Orascom Investment Holding, GDR†(a) .. 140
30,000 Pharol SGPS SA† ................. 1,719
9,000 Proximus SA .................... 66,419
8,000 PT Indosat Tbk ................... 703
38,000 Sunrise Communications AG, Cl. A† .... 1,834,068
1,350 Tele2 AB, Cl. B ................... 18,205
250,000 Telefonica SA, ADR ................ 1,165,000
85,000 Telekom Austria AG ................ 794,107
25,000 Telephone and Data Systems Inc. ...... 968,500
30,000 Telesat Corp.† ................... 564,900

The Gabelli Utility Trust
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Telecommunications (Continued)
5,200 T-Mobile US Inc. .................. $ 1,386,892
10,000 VEON Ltd., ADR† ................. 436,100
35,800 Verizon Communications Inc. ......... 1,623,888
22,847,093
Wireless Communications — 1.8%
5,000 America Movil SAB de CV, ADR ....... 71,100
25,900 Anterix Inc.† ..................... 947,940
1,200 Operadora De Sites Mexicanos SAB de CV 853
2,300 SK Telecom Co. Ltd., ADR ........... 48,898
400 SmarTone Telecommunications Holdings
Ltd. ......................... 222
60,000 Turkcell Iletisim Hizmetleri A/S, ADR .... 373,200
32,200 United States Cellular Corp.† ......... 2,226,630
230,000 Vodafone Group plc, ADR ........... 2,155,100
5,823,943
TOTAL COMMUNICATIONS ......... 32,635,312
OTHER — 3.0%
Automotive — 0.2%
275 Ducommun Inc.† ................. 15,958
45,000 Iveco Group NV .................. 733,284
749,242
Building and Construction — 0.1%
2,500 Everus Construction Group Inc.† ...... 92,725
305 Gibraltar Industries Inc.† ............ 17,891
2,500 Knife River Corp.† ................. 225,525
336,141
Diversified Industrial — 0.1%
1,200 Accelleron Industries AG, ADR ........ 55,080
200 Arcosa Inc. ...................... 15,424
166 ITT Inc. ........................ 21,441
1,936 L.B. Foster Co., Cl. A† .............. 38,100
1,000 Matthews International Corp., Cl. A ..... 22,240
11,200 Trinity Industries Inc. ............... 314,272
466,557
Electronics — 0.6%
1,200 Allient Inc. ...................... 26,376
2,000 Keysight Technologies Inc.† .......... 299,540
567 Resideo Technologies Inc.† .......... 10,036
64,000 Sony Group Corp., ADR ............. 1,624,960
1,960,912
Financial Services — 0.0%
150,000 GAM Holding AG† ................. 15,090
6,500 Kinnevik AB, Cl. B ................. 45,550
60,640
Shares
Market
Value
Machinery — 0.9%
212,000 CNH Industrial NV ................. $ 2,603,360
936 Flowserve Corp. .................. 45,714
300 Medmix AG ..................... 3,527
1,686 Mueller Water Products Inc., Cl. A ..... 42,858
1,250 Xylem Inc. ...................... 149,325
2,844,784
Specialty Chemicals — 0.1%
200 Air Products and Chemicals Inc. ....... 58,984
250 Linde plc ....................... 116,410
175,394
Transportation — 1.0%
21,000 GATX Corp. ..................... 3,260,670
TOTAL OTHER ................. 9,854,340
WIRELESS COMMUNICATIONS — 0.9%
Wireless Communications — 0.9%
103,000 Millicom International Cellular SA ...... 3,117,810
TOTAL COMMON STOCKS ......... 298,895,788
WARRANTS — 0.0%
OTHER — 0.0%
Financial Services — 0.0%
7,500 SDCL EDGE Acquisition Corp., expire
12/31/28† ..................... 225
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 9.3%
$ 30,805,000 U.S. Treasury Bills,
4.223% to 4.263%††, 04/22/25 to
06/26/25 ...................... 30,684,267
TOTAL INVESTMENTS — 100.0% ....
(Cost $247,995,299) ............. $ 329,580,280
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
GDR Global Depositary Receipt